Income Taxes - Summary of Major Components of Deferred Income Tax (Recovery) Expense from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Origination and reversal of timing differences	$ (45.7)	$ (2.3)
Unrecognized tax losses and temporary differences	2.6	0.9
Change of tax rates	0.3	(2.4)
Recovery arising from previously unrecognized tax assets	(0.4)	(0.6)
Deferred income tax recovery	$ (43.2)	$ (4.4)